Acquisitions and Divestitures (Acquired Intangible Assets Subject to Amortization and Not Subject to Amortization) (Details) (JPY ¥) In Millions, unless otherwise specified					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Brands [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Customer Contracts and Relationships [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Dealer Network [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Technical Know-How [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Favorable Lease Agreements [Member] Hitachi Construction Machinery [Member]	Mar. 31, 2011 Hitachi Construction Machinery [Member]
Acquired intangible assets subject to amortization	¥ 143,156	¥ 177,585	¥ 168,911		¥ 19,509	¥ 4,339	¥ 3,056	¥ 1,027	¥ 27,931
Acquired intangible assets subject to amortization, Weighted average amortization Period (year)					25,000,000	15,000,000	6,000,000	5,000,000
Acquired intangible assets not subject to amortization				9,439
Acquired intangible assets total	¥ 1,811								¥ 37,370